Marketable securities (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of financial assets [abstract]
Disclosure of financial assets held for trading [text block]

	Average yield p.a. %	03/31/2025	12/31/2024
In local currency
Private funds	98.90% of CDI	382,388	552,635
Private Securities ("CDBs")	100.80% of CDI	4,833,953	11,144,881
Public Securities (1)	IPCA + 6.15%	1,227,033	1,203,776
CDBs - Escrow Account (2)	101.76% of CDI	402,442	391,964
Other	99.30% of CDI	23,079
		6,868,895	13,293,256
Foreign currency
Other		49,870	70,255
		49,870	70,255
		6,918,765	13,363,511

Current		6,516,323	12,971,547
Non-Current		402,442	391,964
(1)Acquisition of Brazil National Treasury Notes indexed to IPCA (NTN-B).
(2)Includes escrow accounts, which will be released only after obtaining the applicable governmental approvals, and pending compliance by the Company with the conditions precedent in transactions involving the sale of rural properties.